Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
15	PROPERTY AND EQUIPMENT

The movement of property and equipment during the year is as follows:

	General installations	Office and computer equipment	Furniture and fixtures	Total
	USD	USD	USD	USD
2024
Cost
At January 1, 2024	2,118,816	547,584	536,995	3,203,395
Additions	-	45,756	-	45,756
At December 31, 2024	2,118,816	593,340	536,995	3,249,151

Depreciation
At January 1, 2024	939,195	289,399	162,063	1,390,657
Charge for the year (note 8)	306,215	91,782	100,273	498,270
At December 31, 2024	1,245,410	381,181	262,336	1,888,927

Net carrying amount
At December 31, 2024	873,406	212,159	274,659	1,360,224

2025
Cost
At January 1, 2025	2,118,816	593,340	536,995	3,249,151
Additions	-	89,992	11,689	101,681
At December 31, 2025	2,118,816	683,332	548,684	3,350,832

Depreciation
At January 1, 2025	1,245,410	381,181	262,336	1,888,927
Charge for the year (note 8)	307,062	93,760	99,882	500,704
At December 31, 2025	1,552,472	474,941	362,218	2,389,631

Net carrying amount
At December 31, 2025	566,344	208,391	186,466	961,201